Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer, Excluding Assessed Tax	$ 195.0	$ 195.1	$ 576.5	$ 560.1	$ 743.8
Revenues	199.0	207.7	592.2	591.5	775.9
RTO Revenue	11.1	10.7	33.0	32.5	43.2
RTO Capacity Revenue	2.2	3.7	9.2	10.5	14.4
Contract with Customer, Asset, Gross	66.3		66.3		72.6	$ 63.0
Alternative Revenue Programs Accounts Receivable, Gross	0.0		0.0		0.0
Utility [Member]
Revenues	191.1	198.7	570.2	563.5	738.7
RTO Revenue	11.0	10.8	32.8	32.4	43.1
RTO Capacity Revenue	1.1	2.0	5.0	5.8	7.8
Corporate, Non-Segment [Member]
Revenues	8.9	9.9	25.2	30.7	41.0
RTO Revenue	0.1	(0.1)	0.2	0.1	0.1
RTO Capacity Revenue	1.1	1.7	4.2	4.7	6.6
Consolidation, Eliminations [Member]
Revenues	(1.0)	(0.9)	(3.2)	(2.7)	(3.8)
RTO Revenue	0.0	0.0	0.0	0.0	0.0
RTO Capacity Revenue	0.0	0.0	0.0	0.0	0.0
Wholesale Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	9.2	10.5	23.4	41.3	52.0
Wholesale Revenue [Member] | Utility [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	4.4	4.9	12.8	24.6	29.9
Wholesale Revenue [Member] | Corporate, Non-Segment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	5.0	5.6	11.4	16.7	22.1
Wholesale Revenue [Member] | Consolidation, Eliminations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	(0.2)	0.0	(0.8)	0.0	0.0
Other Revenues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	2.0	2.2	7.1	7.3	9.4
Other non-606 revenue	0.2	0.0	0.8	0.0	0.0
Other Revenues [Member] | Utility [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	0.0	0.0	0.0
Other non-606 revenue	0.3	0.0	0.9	0.0	0.0
Other Revenues [Member] | Corporate, Non-Segment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	2.0	2.2	7.1	7.3	9.4
Other non-606 revenue	0.7	0.5	2.3	1.9	2.8
Other Revenues [Member] | Consolidation, Eliminations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	0.0	0.0	0.0
Other non-606 revenue	(0.8)	(0.5)	(2.4)	(1.9)	(2.8)
Retail Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	170.5	168.0	503.8	468.5	624.8
Other non-606 revenue	3.8	12.6	14.9	31.4	32.1
Retail Revenue [Member] | Utility [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	170.5	168.4	503.8	469.3	625.8
Other non-606 revenue	3.8	12.6	14.9	31.4	32.1
Retail Revenue [Member] | Corporate, Non-Segment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	0.0	0.0	0.0
Other non-606 revenue	0.0	0.0	0.0	0.0	0.0
Retail Revenue [Member] | Consolidation, Eliminations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	(0.4)	0.0	(0.8)	(1.0)
Other non-606 revenue	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0